Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit after tax	£ 1,121	£ 1,254	£ 1,317
Available-for-sale securities:
- Change in fair value		80	127
- Income statement transfers		(54)	(115)
- Taxation		(6)	(16)
Other comprehensive income available-for-sale securities, total		20	(4)
Movement in fair value reserve (debt instruments):
- Change in fair value	(74)
- Income statement transfers	21
- Taxation	14
Other comprehensive income fair value reserve (debt instruments)	(39)
Cash flow hedges:
- Effective portion of changes in fair value	788	(238)	4,365
- Income statement transfers	(751)	(94)	(4,076)
- Taxation	(14)	89	(72)
Other comprehensive income cash flow hedges, total	23	(243)	217
Currency translation on foreign operations			(3)
Net other comprehensive income that may be reclassified to profit or loss subsequently	(16)	(223)	210
Pension remeasurement:
- Change in fair value	469	(103)	(528)
- Taxation	(117)	26	133
Pension remeasurement, total	352	(77)	(395)
Own credit adjustment:
- Change in fair value	84	(29)
- Taxation	(21)	7
Own credit adjustment, total	63	(22)
Net other comprehensive income that will not be reclassified to profit or loss subsequently	415	(99)	(395)
Total other comprehensive income net of tax	399	(322)	(185)
Total comprehensive income	1,520	932	1,132
Attributable to:
Equity holders of the parent	1,481	893	1,087
Non-controlling interests	39	39	45
Total comprehensive income	£ 1,520	£ 932	£ 1,132